Schedule of Amounts Receivable from and Payable to Related Party (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Receivable from Chesapeake	$ 1,353	$ 223	$ 718
Payable to Chesapeake	$ 339	$ 207	$ 120